SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Property, plant and equipment/exploration and evaluation assets	$ 441	$ 14,508
Loss carry-forward	22,014	44,215
Capital losses	10,976	11,182
Unrecognized deferred tax assets	$ 33,432	$ 69,905